Convertible Preferred Stock - Preferred Stock (Details) - Evolv Technologies Holdings, Inc. - USD ($) $ / shares in Units, $ in Millions	1 Months Ended				2 Months Ended		3 Months Ended	6 Months Ended	12 Months Ended
	Mar. 31, 2020	Feb. 29, 2020	Dec. 31, 2019	Oct. 31, 2019	Mar. 31, 2021	Mar. 31, 2020	Mar. 31, 2020	Jun. 30, 2021	Dec. 31, 2020	Dec. 31, 2019
Temporary Equity [Line Items]
Number of shares issued and sold							8,486,175		8,486,175	63,785,925
Series B-1 Preferred Stock
Temporary Equity [Line Items]
Number of shares issued and sold				50,632,353		8,486,175				13,153,572
Purchase price				$ 0.3653		$ 0.3653		$ 0.3653	$ 0.3653	$ 0.3653
Aggregate proceeds from issuance			$ 4.8	$ 18.5	$ 3.1	$ 3.1
Issuance costs	$ 0.1	$ 0.1	$ 0.0	$ 0.9		$ 0.1
Conversion of convertible note into Series B-1 convertible preferred stock				18,056,296		8,486,175
Conversion price	$ 0.3653	$ 0.3653		$ 0.3105		$ 0.3653	$ 0.3653
Settlement of principal and accrued interest				$ 5.6